Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (10,314,672)	$ (1,461,116)	$ 783,438